Portfolio of investments—January 31, 2022 (unaudited)

	Shares	Value
Common stocks: 1.45%
Energy: 0.83%
Energy equipment & services: 0.48%
Bristow Group Incorporated †	77,363	$ 2,541,375
Oil, gas & consumable fuels: 0.35%
Denbury Incorporated †	24,567	1,845,964
Financials: 0.62%
Mortgage REITs: 0.62%
Blackstone Mortgage Trust Incorporated Class A	34,635	1,088,232
Ladder Capital Corporation	95,964	1,141,012
Starwood Property Trust Incorporated	42,896	1,061,676
		3,290,920
Total Common stocks (Cost $4,988,335)		7,678,259

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 107.46%
Communication services: 19.41%
Diversified telecommunication services: 1.64%
Cablevision Lightpath LLC 144A	5.63%	9-15-2028	$ 1,575,000	1,503,322
Cablevision Lightpath LLC 144A	3.88	9-15-2027	480,000	450,077
Level 3 Financing Incorporated 144A	3.63	1-15-2029	2,405,000	2,188,550
Level 3 Financing Incorporated 144A	4.25	7-1-2028	1,250,000	1,192,563
Zayo Group Holdings Incorporated 144A	6.13	3-1-2028	3,575,000	3,372,655
				8,707,167
Entertainment: 1.94%
Live Nation Entertainment Incorporated 144A	3.75	1-15-2028	2,570,000	2,480,050
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	974,000	991,045
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	3,075,000	3,309,684
Seaworld Parks & Entertainment 144A	5.25	8-15-2029	3,585,000	3,492,901
				10,273,680
Interactive media & services: 0.83%
Rackspace Technology Company 144A	5.38	12-1-2028	4,695,000	4,378,088
Media: 14.69%
CCO Holdings LLC 144A	4.25	1-15-2034	1,560,000	1,443,390
CCO Holdings LLC 144A	4.50	8-15-2030	7,150,000	6,971,250
CCO Holdings LLC	4.50	5-1-2032	850,000	819,188
CCO Holdings LLC 144A	5.00	2-1-2028	375,000	379,575
CCO Holdings LLC 144A	5.13	5-1-2027	750,000	768,788
CCO Holdings LLC 144A	5.50	5-1-2026	163,000	166,871
Cinemark USA Incorporated 144A	5.25	7-15-2028	3,630,000	3,439,425
Cinemark USA Incorporated 144A	5.88	3-15-2026	980,000	962,850
Cinemark USA Incorporated 144A	8.75	5-1-2025	1,110,000	1,164,113
Clear Channel Outdoor Holdings 144A	5.13	8-15-2027	1,000,000	1,000,000
Clear Channel Outdoor Holdings 144A	7.75	4-15-2028	1,690,000	1,753,375
Compression Partners LP	6.88	9-1-2027	205,000	210,515
Covert Mergeco Incorporated 144A	4.88	12-1-2029	2,385,000	2,369,259
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  1

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media (continued)
CSC Holdings LLC 144A	4.13%	12-1-2030	$ 2,665,000	$ 2,438,981
CSC Holdings LLC 144A	4.63	12-1-2030	2,400,000	2,136,000
CSC Holdings LLC 144A	5.38	2-1-2028	1,125,000	1,128,308
CSC Holdings LLC 144A	5.75	1-15-2030	6,000,000	5,653,680
CSC Holdings LLC 144A	7.50	4-1-2028	2,150,000	2,222,541
DIRECTV Holdings LLC 144A	5.75	12-1-2028	3,935,000	3,765,480
DIRECTV Holdings LLC 144A	5.88	8-15-2027	2,190,000	2,198,103
DISH DBS Corporation	7.75	7-1-2026	1,005,000	1,034,256
Gray Escrow II Incorporated 144A	5.38	11-15-2031	3,270,000	3,224,204
Gray Television Incorporated 144A	4.75	10-15-2030	4,300,000	4,122,303
Lamar Media Corporation	4.00	2-15-2030	575,000	552,000
Nexstar Broadcasting Incorporated 144A	4.75	11-1-2028	2,460,000	2,431,021
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	2,825,000	2,895,625
Nielsen Finance LLC 144A	5.63	10-1-2028	4,330,000	4,323,072
Nielsen Finance LLC 144A	5.88	10-1-2030	3,060,000	3,065,600
Outfront Media Capital Corporation 144A	4.63	3-15-2030	1,600,000	1,532,000
Outfront Media Capital Corporation 144A	5.00	8-15-2027	305,000	302,618
QVC Incorporated	4.75	2-15-2027	3,615,000	3,441,335
Salem Media Group Incorporated 144A	6.75	6-1-2024	2,631,000	2,617,845
Scripps Escrow II Incorporated 144A	5.38	1-15-2031	2,325,000	2,299,727
Scripps Escrow II Incorporated 144A	5.88	7-15-2027	400,000	408,000
Scripps Escrow II Incorporated 144A	3.88	1-15-2029	525,000	501,039
Townsquare Media Incorporated 144A	6.88	2-1-2026	4,090,000	4,247,588
				77,989,925
Wireless telecommunication services: 0.31%
Consolidated Communications Holdings Incorporated 144A	6.50	10-1-2028	1,615,000	1,662,966
Consumer discretionary: 12.64%
Auto components: 1.98%
Allison Transmission Incorporated 144A	5.88	6-1-2029	640,000	674,189
Clarios Global LP 144A	6.25	5-15-2026	935,000	966,556
Clarios Global LP 144A	6.75	5-15-2025	180,000	186,750
Cooper Tire & Rubber Company	7.63	3-15-2027	5,190,000	5,923,088
Tenneco Incorproated 144A	5.13	4-15-2029	2,965,000	2,746,064
				10,496,647
Automobiles: 0.33%
Ford Motor Company	3.25	2-12-2032	1,865,000	1,774,249
Diversified consumer services: 1.05%
Service Corporation International	7.50	4-1-2027	4,720,000	5,546,000
Hotels, restaurants & leisure: 5.99%
Carnival Corporation 144A	10.50	2-1-2026	935,000	1,050,005
Carnival Corporation 144A	4.00	8-1-2028	2,240,000	2,130,867
Carnival Corporation 144A	6.00	5-1-2029	1,870,000	1,798,940
Carnival Corporation 144A	7.63	3-1-2026	2,808,000	2,864,160
Carnival Corporation 144A	9.88	8-1-2027	1,500,000	1,681,875
CCM Merger Incorporated 144A	6.38	5-1-2026	6,815,000	7,053,525
NCL Corporation Limited 144A	5.88	3-15-2026	1,785,000	1,700,213
NCL Corporation Limited 144A	12.25	5-15-2024	3,279,000	3,819,051
Royal Caribbean Cruises Limited 144A	5.38	7-15-2027	395,000	381,728
Royal Caribbean Cruises Limited 144A	5.50	8-31-2026	1,055,000	1,028,625
See accompanying notes to portfolio of investments

2  |  Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure (continued)
Royal Caribbean Cruises Limited 144A	5.50%	4-1-2028	$ 1,960,000	$ 1,901,768
Royal Caribbean Cruises Limited 144A	9.13	6-15-2023	3,825,000	4,029,638
Royal Caribbean Cruises Limited 144A	10.88	6-1-2023	1,525,000	1,632,818
Six Flags Entertainment Company 144A	5.50	4-15-2027	705,000	710,288
				31,783,501
Household durables: 0.88%
Allied Universal Holdco LLC 144A	6.63	7-15-2026	1,740,000	1,786,745
WASH Multifamily Acquisition Incorporated 144A	5.75	4-15-2026	2,870,000	2,905,875
				4,692,620
Specialty retail: 2.13%
Asbury Automotive Group Incorporated	4.75	3-1-2030	1,069,000	1,053,446
GAP Incorporated 144A	3.88	10-1-2031	1,285,000	1,192,506
Group 1 Automotive Incorporated 144A	4.00	8-15-2028	1,860,000	1,780,150
Lithia Motors Incorporated 144A	3.88	6-1-2029	1,195,000	1,174,088
Lithia Motors Incorporated 144A	4.63	12-15-2027	400,000	410,000
NMG Holding Company Incorporated 144A	7.13	4-1-2026	2,125,000	2,188,771
Rent-A-Center Incorporated 144A	6.38	2-15-2029	3,425,000	3,519,188
				11,318,149
Textiles, apparel & luxury goods: 0.28%
G-III Apparel Group Limited 144A	7.88	8-15-2025	1,425,000	1,503,375
Consumer staples: 0.97%
Food products: 0.97%
CHS Incorporated 144A%%	5.25	5-15-2030	1,220,000	1,214,754
CHS Incorporated 144A	6.00	1-15-2029	125,000	127,299
CHS Incorporated 144A	6.88	4-15-2029	3,835,000	3,791,856
				5,133,909
Energy: 21.56%
Energy equipment & services: 4.71%
Bristow Group Incorporated 144A	6.88	3-1-2028	5,000,000	5,037,500
Hilcorp Energy Company 144A	5.75	2-1-2029	835,000	851,700
Hilcorp Energy Company 144A	6.00	2-1-2031	835,000	847,525
Hilcorp Energy Company 144A	6.25	11-1-2028	1,450,000	1,504,375
Oceaneering International Incorporated	4.65	11-15-2024	1,015,000	1,021,466
Oceaneering International Incorporated	6.00	2-1-2028	4,050,000	4,054,698
Pattern Energy Operations LP 144A	4.50	8-15-2028	7,250,000	7,272,185
USA Compression Partners LP	6.88	4-1-2026	2,150,000	2,183,067
W.R. Grace Holdings LLC 144A	5.63	8-15-2029	2,275,000	2,195,375
				24,967,891
Oil, gas & consumable fuels: 16.85%
Aethon United 144A	8.25	2-15-2026	3,555,000	3,743,877
Antero Resources Corporation 144A	5.38	3-1-2030	1,710,000	1,769,508
Antero Resources Corporation 144A	8.38	7-15-2026	361,000	402,638
Archrock Partners LP 144A	6.25	4-1-2028	1,785,000	1,792,069
Archrock Partners LP 144A	6.88	4-1-2027	1,375,000	1,410,269
Buckeye Partners LP	5.85	11-15-2043	2,375,000	2,172,769
Cheniere Energy Partners LP 144A	3.25	1-31-2032	1,835,000	1,725,964
Cheniere Energy Partners LP	4.50	10-1-2029	1,075,000	1,098,887
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  3

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Cheniere Energy Partners LP 144A	5.50%	6-15-2031	$ 3,575,000	$ 3,562,952
DCP Midstream Operating Company	5.13	5-15-2029	1,230,000	1,303,800
DT Midstream Incorporated 144A	4.13	6-15-2029	935,000	922,368
DT Midstream Incorporated 144A	4.38	6-15-2031	2,020,000	1,994,750
Encino Acquisition Partners Company 144A	8.50	5-1-2028	5,435,000	5,496,144
EnLink Midstream Partners LP	5.05	4-1-2045	2,185,000	1,872,545
EnLink Midstream Partners LP	5.38	6-1-2029	6,055,000	6,110,706
EnLink Midstream Partners LP	5.60	4-1-2044	2,196,000	1,987,380
EnLink Midstream Partners LP 144A	5.63	1-15-2028	525,000	539,018
Enviva Partners LP 144A	6.50	1-15-2026	6,275,000	6,482,891
Harvest Midstream LP 144A	7.50	9-1-2028	1,935,000	2,015,244
Murphy Oil Corporation	5.75	8-15-2025	360,000	365,400
Murphy Oil Corporation	5.88	12-1-2027	400,000	405,924
Murphy Oil Corporation	6.38	7-15-2028	3,090,000	3,195,925
Nabors Industries Limited 144A	7.38	5-15-2027	1,630,000	1,672,608
Nabors Industries Limited 144A	7.25	1-15-2026	925,000	885,688
New Fortress Energy Incorporated 144A	6.50	9-30-2026	4,710,000	4,403,850
Occidental Petroleum Corporation	4.63	6-15-2045	4,845,000	4,693,594
Occidental Petroleum Corporation	6.20	3-15-2040	1,425,000	1,649,438
Occidental Petroleum Corporation	6.45	9-15-2036	7,470,000	9,073,786
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	2,852,000	3,023,120
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	1,150,000	1,242,000
Southwestern Energy Company	4.75	2-1-2032	1,105,000	1,103,133
Southwestern Energy Company	7.75	10-1-2027	2,650,000	2,823,125
Southwestern Energy Company	8.38	9-15-2028	1,510,000	1,656,772
Tallgrass Energy Partners LP 144A	6.00	12-31-2030	1,815,000	1,733,325
Tallgrass Energy Partners LP 144A	6.00	9-1-2031	1,125,000	1,071,788
Veture Global LNG Incorporated 144A	3.88	11-1-2033	545,000	539,267
Western Midstream Operating LP	5.30	3-1-2048	3,181,000	3,515,005
				89,457,527
Financials: 18.05%
Capital markets: 1.12%
Coinbase Global Incorporated 144A	3.63	10-1-2031	2,855,000	2,487,419
Oppenheimer Holdings Incorporated	5.50	10-1-2025	3,320,000	3,452,800
				5,940,219
Consumer finance: 8.50%
Acuris Finance U.S. Incorporated 144A	5.00	5-1-2028	1,285,000	1,228,781
FirstCash Incorporated 144A	5.63	1-1-2030	1,825,000	1,824,051
FirstCash Incorporated 144A	4.63	9-1-2028	1,230,000	1,185,978
Ford Motor Credit Company LLC	4.00	11-13-2030	910,000	914,750
Ford Motor Credit Company LLC	4.39	1-8-2026	4,200,000	4,326,000
Ford Motor Credit Company LLC	5.11	5-3-2029	5,825,000	6,234,498
Ford Motor Credit Company LLC	5.13	6-16-2025	850,000	893,563
LFS Topco LLC 144A	5.88	10-15-2026	1,020,000	1,044,011
Navient Corporation	5.00	3-15-2027	2,960,000	2,866,523
Navient Corporation	5.50	3-15-2029	2,815,000	2,746,877
Navient Corporation	5.63	8-1-2033	1,900,000	1,701,887
PECF USS Intermediate Holding III Corporation 144A	8.00	11-15-2029	2,520,000	2,545,200
PRA Group Incorporated 144A	5.00	10-1-2029	4,580,000	4,522,750
PROG Holdings Incorporated 144A	6.00	11-15-2029	1,640,000	1,607,315
Rocket Mortgage LLC 144A	2.88	10-15-2026	2,875,000	2,734,024
Rocket Mortgage LLC 144A	4.00	10-15-2033	1,935,000	1,810,580
See accompanying notes to portfolio of investments

4  |  Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
Springleaf Finance Corporation	5.38%	11-15-2029	$ 2,400,000	$ 2,436,840
Springleaf Finance Corporation	6.63	1-15-2028	350,000	375,675
Springleaf Finance Corporation	7.13	3-15-2026	2,450,000	2,693,368
Springleaf Finance Corporation	8.25	10-1-2023	1,342,000	1,449,360
				45,142,031
Diversified financial services: 2.09%
Hat Holdings LLC 144A	3.38	6-15-2026	1,830,000	1,761,375
Jefferies Finance LLC 144A	5.00	8-15-2028	2,160,000	2,134,987
LPL Holdings Incorporated 144A	4.38	5-15-2031	3,205,000	3,141,124
LPL Holdings Incorporated 144A	4.63	11-15-2027	945,000	960,271
United Shore Financial Services LLC 144A	5.50	11-15-2025	3,200,000	3,099,280
				11,097,037
Insurance: 2.62%
Amwins Group Incorporated 144A	4.88	6-30-2029	3,240,000	3,171,150
Broadstreet Partners Incorporated 144A	5.88	4-15-2029	3,745,000	3,570,858
Enact Holdings Incorporated 144A	6.50	8-15-2025	5,160,000	5,460,209
HUB International Limited 144A	5.63	12-1-2029	1,095,000	1,075,838
Ryan Specialty Group LLC 144A%%	4.38	2-1-2030	610,000	606,950
				13,885,005
Mortgage REITs: 1.47%
Blackstone Mortgage Trust Incorporated 144A	3.75	1-15-2027	890,000	852,175
Starwood Property Trust Incorporated 144A	4.38	1-15-2027	2,695,000	2,685,487
Starwood Property Trust Incorporated	4.75	3-15-2025	2,135,000	2,183,038
Starwood Property Trust Incorporated 144A	5.50	11-1-2023	2,035,000	2,098,594
				7,819,294
Thrifts & mortgage finance: 2.25%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	2,500,000	2,433,850
Ladder Capital Finance Holdings LP 144A	4.75	6-15-2029	3,005,000	2,940,873
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	3,145,000	3,160,725
United Wholesale Mortgage LLC 144A	5.50	4-15-2029	3,690,000	3,379,671
				11,915,119
Health care: 4.40%
Health care equipment & supplies: 0.72%
Avantor Funding Incorporated 144A	3.88	11-1-2029	1,210,000	1,161,600
Mozart Debt Merger Sub Incorporated 144A	5.25	10-1-2029	2,725,000	2,650,063
				3,811,663
Health care providers & services: 3.53%
180 Medical Incorporated 144A	3.88	10-15-2029	1,450,000	1,410,125
AdaptHealth LLC 144A	4.63	8-1-2029	720,000	684,000
Air Methods Corporation 144A	8.00	5-15-2025	4,290,000	3,485,625
Davita Incorporated 144A	4.63	6-1-2030	3,175,000	3,088,925
Encompass Health Corporation	4.50	2-1-2028	600,000	598,500
Encompass Health Corporation	4.75	2-1-2030	550,000	543,125
Encompass Health Corporation	4.63	4-1-2031	520,000	510,032
HealthSouth Corporation	5.75	9-15-2025	1,725,000	1,742,250
Select Medical Corporation 144A	6.25	8-15-2026	3,840,000	3,946,829
Tenet Healthcare Corporation 144A	4.88	1-1-2026	1,775,000	1,783,023
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  5

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services (continued)
Tenet Healthcare Corporation 144A	7.50%	4-1-2025	$ 400,000	$ 416,709
Vizient Incorporated 144A	6.25	5-15-2027	517,000	529,925
				18,739,068
Pharmaceuticals: 0.15%
Bausch Health Companies Incorporated 144A%%	6.13	2-1-2027	795,000	797,981
Industrials: 11.89%
Aerospace & defense: 1.58%
Spirit AeroSystems Holdings Incorporated 144A	5.50	1-15-2025	1,395,000	1,429,875
Spirit AeroSystems Holdings Incorporated 144A	7.50	4-15-2025	1,125,000	1,166,839
TransDigm Group Incorporated	4.88	5-1-2029	2,550,000	2,448,268
TransDigm Group Incorporated 144A	6.25	3-15-2026	1,650,000	1,703,625
TransDigm Group Incorporated	7.50	3-15-2027	1,620,000	1,681,058
				8,429,665
Airlines: 3.57%
American Airlines Group Incorporated 144A	5.50	4-20-2026	3,750,000	3,839,063
American Airlines Group Incorporated 144A	5.75	4-20-2029	4,670,000	4,780,913
Hawaiian Airlines Incorporated	3.90	7-15-2027	2,391,517	2,341,234
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	5,025,000	5,138,967
United Airlines Incorporated 144A	4.63	4-15-2029	2,875,000	2,844,726
				18,944,903
Commercial services & supplies: 1.21%
CoreCivic Incorporated	8.25	4-15-2026	3,540,000	3,699,300
IAA Spinco Incorporated 144A	5.50	6-15-2027	2,650,000	2,719,589
				6,418,889
Construction & engineering: 0.81%
Great Lakes Dredge & Dock Company 144A	5.25	6-1-2029	4,206,000	4,300,635
Machinery: 1.89%
Meritor Incorporated 144A	4.50	12-15-2028	1,765,000	1,718,228
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	3,600,000	3,757,500
Werner FinCo LP 144A	8.75	7-15-2025	4,415,000	4,547,450
				10,023,178
Road & rail: 1.33%
Uber Technologies Incorporated 144A	4.50	8-15-2029	2,250,000	2,182,500
Uber Technologies Incorporated 144A	8.00	11-1-2026	4,600,000	4,877,886
				7,060,386
Trading companies & distributors: 1.50%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	4,895,000	4,737,136
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	2,675,000	2,747,840
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	443,000	485,085
				7,970,061
See accompanying notes to portfolio of investments

6  |  Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 5.39%
Communications equipment: 1.25%
CIENA Corporation 144A	4.00%	1-31-2030	$ 720,000	$ 712,800
CommScope Technologies LLC 144A	5.00	3-15-2027	2,555,000	2,275,304
CommScope Technologies LLC 144A	8.25	3-1-2027	3,750,000	3,668,925
				6,657,029
IT services: 1.32%
Sabre GLBL Incorporated 144A	9.25	4-15-2025	6,240,000	7,007,894
Software: 2.82%
Fair Isaac Corporation 144A	5.25	5-15-2026	2,080,000	2,224,383
IQVIA Incorporated 144A	5.00	5-15-2027	725,000	741,458
MPH Acquisition Holdings LLC 144A	5.50	9-1-2028	1,855,000	1,781,264
MPH Acquisition Holdings LLC 144A	5.75	11-1-2028	6,700,000	6,028,191
NCR Corporation 144A	5.13	4-15-2029	595,000	593,697
NCR Corporation 144A	6.13	9-1-2029	1,825,000	1,918,166
SS&C Technologies Incorporated 144A	5.50	9-30-2027	1,625,000	1,678,170
				14,965,329
Materials: 5.55%
Chemicals: 0.78%
Chemours Company 144A	4.63	11-15-2029	2,850,000	2,714,625
Olympus Water US Holding Corporation 144A	4.25	10-1-2028	1,500,000	1,432,440
				4,147,065
Containers & packaging: 2.54%
Ball Corporation	2.88	8-15-2030	6,275,000	5,820,063
Berry Global Incorporated 144A	5.63	7-15-2027	350,000	360,308
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	3,475,000	4,031,000
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	750,000	793,125
Sealed Air Corporation 144A	5.13	12-1-2024	2,350,000	2,479,250
				13,483,746
Metals & mining: 1.30%
Arches Buyer Incorporated 144A	4.25	6-1-2028	1,875,000	1,770,544
Arches Buyer Incorporated 144A	6.13	12-1-2028	1,270,000	1,233,488
Cleveland-Cliffs Incorporated 144A	4.88	3-1-2031	1,900,000	1,862,000
Cleveland-Cliffs Incorporated	5.88	6-1-2027	1,200,000	1,241,916
Indalex Holdings Corporation ♦†	11.50	2-1-2014	5,646,283	0
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	800,000	767,456
				6,875,404
Paper & forest products: 0.93%
Clearwater Paper Corporation 144A	5.38	2-1-2025	798,000	839,895
Clearwater Paper Corporation 144A	4.75	8-15-2028	290,000	289,275
Vertical US Newco Incorporated 144A	5.25	7-15-2027	3,775,000	3,822,188
				4,951,358
Real estate: 3.07%
Equity REITs: 3.07%
Iron Mountain Incorporated 144A	4.50	2-15-2031	3,750,000	3,555,713
Iron Mountain Incorporated 144A	5.25	7-15-2030	3,495,000	3,470,360
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  7

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Service Properties Trust Company	3.95%	1-15-2028	$ 1,860,000	$ 1,636,800
Service Properties Trust Company	4.38	2-15-2030	1,425,000	1,225,500
Service Properties Trust Company	4.75	10-1-2026	1,475,000	1,370,865
Service Properties Trust Company	4.95	2-15-2027	3,700,000	3,441,000
Service Properties Trust Company	5.25	2-15-2026	1,050,000	1,007,318
Service Properties Trust Company	7.50	9-15-2025	550,000	579,607
				16,287,163
Utilities: 4.53%
Electric utilities: 1.43%
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	32,000	33,000
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	3,450,000	3,493,125
PG&E Corporation	5.00	7-1-2028	475,000	475,000
PG&E Corporation	5.25	7-1-2030	3,630,000	3,598,891
				7,600,016
Independent power & renewable electricity producers: 3.10%
NSG Holdings LLC 144A	7.75	12-15-2025	4,108,535	4,355,047
TerraForm Power Operating LLC 144A	4.25	1-31-2023	5,225,000	5,252,902
TerraForm Power Operating LLC 144A	4.75	1-15-2030	1,000,000	1,005,200
TerraForm Power Operating LLC 144A	5.00	1-31-2028	2,250,000	2,278,125
Vistra Operations Company LLC 144A	5.63	2-15-2027	3,475,000	3,544,604
				16,435,878
Total Corporate bonds and notes (Cost $569,593,060)				570,391,710
Loans: 12.50%
Communication services: 2.03%
Diversified telecommunication services: 0.68%
Intelsat Jackson Holdings SA (U.S. SOFR +4.25%) <±	4.75	1-26-2029	3,615,000	3,595,118
Media: 1.16%
DIRECTV Financing LLC (1 Month LIBOR +5.00%) ±	5.75	8-2-2027	3,562,988	3,565,232
Hubbard Radio LLC (3 Month LIBOR +4.25%) ‡±	5.25	3-28-2025	2,567,956	2,577,586
				6,142,818
Wireless telecommunication services: 0.19%
Consolidated Communications Holdings Incorporated (1 Month LIBOR +3.50%) ±	4.25	10-2-2027	1,047,000	1,043,398
Consumer discretionary: 1.13%
Auto components: 0.35%
Truck Hero Incorporated (1 Month LIBOR +3.25%) ±	4.00	1-31-2028	1,845,702	1,839,832
Household durables: 0.34%
Wilsonart LLC (1 Month LIBOR +3.50%) ±	4.50	12-19-2026	1,831,163	1,826,292
Specialty retail: 0.44%
Great Outdoors Group LLC (1 Month LIBOR +3.75%) ±	4.50	3-6-2028	2,311,706	2,309,302
See accompanying notes to portfolio of investments

8  |  Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer staples: 0.07%
Beverages: 0.07%
Naked Juice LLC (U.S. SOFR +3.25%) <±	3.75%	1-19-2029	$ 359,273	$ 358,630
Naked Juice LLC (U.S. SOFR +3.25%) <±	3.75	1-24-2029	20,727	20,690
				379,320
Energy: 0.44%
Oil, gas & consumable fuels: 0.44%
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	5.50	9-29-2028	2,344,125	2,341,781
Financials: 2.84%
Diversified financial services: 1.63%
Mallinckrodt International Finance SA (3 Month LIBOR +5.25%) ±	6.00	9-24-2024	3,634,546	3,393,757
Resolute Investment Managers Incorporated (1 Month LIBOR +4.25%) ‡±	5.25	4-30-2024	703,504	702,189
Resolute Investment Managers Incorporated (1 Month LIBOR +8.00%) ‡±	9.00	4-30-2025	1,786,861	1,795,795
Russell Investments US Institutional Holdco Incorporated (1 Month LIBOR +3.00%) ±	4.50	5-30-2025	2,780,000	2,775,357
				8,667,098
Insurance: 0.83%
Asurion LLC (1 Month LIBOR +5.25%) ±	5.36	1-31-2028	2,820,000	2,822,341
Asurion LLC (1 Month LIBOR +5.25%) ±	5.36	1-20-2029	815,000	815,513
Broadstreet Partners Incorporated (1 Month LIBOR +3.25%) ±	3.75	1-27-2027	753,113	747,464
				4,385,318
Mortgage REITs: 0.38%
Claros Mortgage Trust Incoporated (U.S. SOFR +4.50%) ‡±	5.00	8-9-2026	1,995,000	1,997,494
Health care: 1.63%
Health care equipment & supplies: 0.42%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	8-31-2026	2,222,405	2,218,382
Health care providers & services: 0.62%
Medrisk Incorporated (1 Month LIBOR +3.75%) ±	4.50	5-10-2028	1,805,475	1,802,893
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	3.75	3-2-2028	26,283	25,983
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	3-2-2028	563,466	557,048
National Mentor Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.50	3-2-2028	17,831	17,628
Padagis LLC (1 Month LIBOR +4.75%) ‡±	5.25	7-6-2028	884,706	881,946
				3,285,498
Health care technology: 0.27%
Project Ruby Ultimate Parent Corporation (1 Month LIBOR +3.25%) ±	4.00	3-3-2028	1,458,975	1,454,190
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  9

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.32%
Bausch Health Companies Incorporated (U.S. SOFR +5.25%) <±	5.75%	1-27-2027	$ 1,700,000	$ 1,685,652
Industrials: 2.55%
Airlines: 0.98%
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	4,055,000	4,275,998
United Airlines Incorporated (1 Month LIBOR +3.75%) ±	4.50	4-21-2028	923,025	922,637
				5,198,635
Commercial services & supplies: 0.92%
Polaris Newco LLC (1 Month LIBOR +4.00%) ±	4.50	6-2-2028	4,364,063	4,360,571
Ring Container Technologies (1 Month LIBOR +3.75%) ±	4.27	8-12-2028	510,000	510,383
				4,870,954
Machinery: 0.65%
Alliance Laundry Systems LLC (1 Month LIBOR +3.50%) ±	4.25	10-8-2027	651,225	651,225
Werner FinCo LP (3 Month LIBOR +4.00%) ‡±	5.00	7-24-2024	2,805,698	2,805,698
				3,456,923
Information technology: 0.83%
Software: 0.83%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	3.80	7-24-2026	2,101,625	2,089,541
Nexus Buyer LLC (1 Month LIBOR +6.25%) ±	6.75	10-29-2029	2,340,000	2,338,549
				4,428,090
Materials: 0.64%
Containers & packaging: 0.30%
Flex Acquisition Company Incorporated (1 Month LIBOR +3.50%) ±	4.00	3-2-2028	1,593,914	1,590,534
Paper & forest products: 0.34%
Clearwater Paper Corporation (1 Month LIBOR +3.00%) ‡±	3.13	7-26-2026	79,167	78,969
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	4.00	7-30-2027	1,747,985	1,747,985
				1,826,954
Real estate: 0.34%
Equity REITs: 0.34%
The Geo Group Incorporated (3 Month LIBOR +2.00%) <±	2.11	3-22-2024	1,935,000	1,807,329
Total Loans (Cost $66,437,933)				66,350,912
Yankee corporate bonds and notes: 12.27%
Communication services: 1.60%
Diversified telecommunication services: 0.74%
Intelsat Jackson Holdings SA †	5.50	8-1-2023	8,490,000	3,703,763
Intelsat Jackson Holdings SA 144A	8.00	2-15-2024	225,000	228,094
				3,931,857
Media: 0.11%
Virgin Media Finance plc 144A	5.00	7-15-2030	625,000	589,125
See accompanying notes to portfolio of investments

10  |  Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Wireless telecommunication services: 0.75%
Connect U.S. Finco LLC 144A	6.75%	10-1-2026	$ 1,775,000	$ 1,839,752
Telesat Canada 144A	5.63	12-6-2026	1,105,000	934,797
VMED O2 UK Financing I plc 144A	4.75	7-15-2031	1,250,000	1,194,600
				3,969,149
Energy: 1.66%
Oil, gas & consumable fuels: 1.66%
Baytex Energy Corporation 144A	8.75	4-1-2027	4,175,000	4,467,250
Griffin Coal Mining Company Limited 144A♦†	9.50	12-1-2016	1,396,100	0
Griffin Coal Mining Company Limited ♦†	9.50	12-1-2016	191,090	0
NorthRiver Midstream Finance LP 144A	5.63	2-15-2026	4,255,000	4,318,825
				8,786,075
Financials: 0.35%
Diversified financial services: 0.35%
Castlelake Aviation Finance 144A	5.00	4-15-2027	1,925,000	1,876,298
Health care: 2.25%
Biotechnology: 0.18%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	970,000	964,122
Pharmaceuticals: 2.07%
Bausch Health Companies Incorporated 144A	4.88	6-1-2028	1,095,000	1,037,885
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	1,795,000	1,442,956
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	925,000	932,252
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	1,300,000	1,100,125
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	350,000	313,688
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	175,000	157,500
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	925,000	935,406
Teva Pharmaceutical Finance Netherlands III BV	4.75	5-9-2027	560,000	541,800
Teva Pharmaceutical Finance Netherlands III BV	5.13	5-9-2029	1,895,000	1,838,150
Teva Pharmaceutical Finance Netherlands III BV	6.00	4-15-2024	1,615,000	1,645,257
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	1,000,000	1,060,640
				11,005,659
Industrials: 5.84%
Aerospace & defense: 0.96%
Bombardier Incorporated 144A	6.00	2-15-2028	560,000	542,147
Bombardier Incorporated 144A	7.13	6-15-2026	830,000	843,488
Bombardier Incorporated 144A	7.88	4-15-2027	3,635,000	3,684,000
				5,069,635
Airlines: 1.94%
Air Canada 2020-1 Class C Pass-Through Trust 144A	10.50	7-15-2026	5,280,000	6,442,718
Spirit Loyalty Cayman Limited 144A	8.00	9-20-2025	1,870,000	2,026,052
VistaJet 144A	6.38	2-1-2030	1,840,000	1,828,500
				10,297,270
Commercial services & supplies: 0.62%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	3,250,000	3,303,625
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  11

Portfolio of investments—January 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electrical equipment: 0.89%
Sensata Technologies BV 144A	4.00%	4-15-2029	$ 3,955,000	$ 3,908,252
Sensata Technologies BV 144A	5.00	10-1-2025	770,000	811,388
				4,719,640
Machinery: 0.09%
Vertical Holdco GmbH 144A	7.63	7-15-2028	448,000	471,520
Trading companies & distributors: 1.34%
Carlyle Aviation Elevate Merger Subsidiary Limited 144A	7.00	10-15-2024	7,385,000	7,117,294
Materials: 0.57%
Containers & packaging: 0.57%
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	375,000	383,505
Ardagh Packaging Finance plc 144A	5.25	8-15-2027	2,695,000	2,641,100
				3,024,605
Total Yankee corporate bonds and notes (Cost $72,418,785)				65,125,874

		Yield	Shares
Short-term investments: 2.97%
Investment companies: 2.97%
Allspring Government Money Market Fund Select Class ♠∞##		0.03	15,792,141	15,792,141
Total Short-term investments (Cost $15,792,141)				15,792,141
Total investments in securities (Cost $729,230,254)	136.65%			725,338,896
Other assets and liabilities, net	(36.65)			(194,541,556)
Total net assets	100.00%			$ 530,797,340

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents the current interest rate if the loan is partially funded.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

12  |  Allspring Income Opportunities Fund

Portfolio of investments—January 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$32,500,805	$161,504,006	$(178,212,670)	$0	$0	$15,792,141	15,792,141	$3,636
See accompanying notes to portfolio of investments

Allspring Income Opportunities Fund  |  13

Notes to portfolio of investments—January 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
As of January 31, 2022, the Fund had unfunded loan commitments of $7,499,933.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

14  |  Allspring Income Opportunities Fund

Notes to portfolio of investments—January 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$4,387,339	$0	$0	$4,387,339
Financials	3,290,920	0	0	3,290,920
Corporate bonds and notes	0	570,391,710	0	570,391,710
Loans	0	55,511,235	10,839,677	66,350,912
Yankee corporate bonds and notes	0	65,125,874	0	65,125,874
Short-term investments
Investment companies	15,792,141	0	0	15,792,141
Total assets	$23,470,400	$691,028,819	$10,839,677	$725,338,896
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Loans
Balance as of April 30, 2021	$7,509,249
Accrued discounts (premiums)	2,930
Realized gains (losses)	7,179
Change in unrealized gains (losses)	49,018
Purchases	3,219,131
Sales	(2,525,416)
Transfers into Level 3	2,577,586
Transfers out of Level 3	0
Balance as of January 31, 2022	$10,839,677
Change in unrealized gains (losses) relating to securities still held at January 31, 2022	$48,970
The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Allspring Income Opportunities Fund  |  15